Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 99,033	$ 106,084	$ 117,212
Vessels and equipment, useful life	25 years
Excluding Amortization Of Drydocking Expenditure
Significant Accounting Policies [Line Items]
Depreciation and amortization	$ 71,900	$ 78,500	$ 88,300
Dry-Docking Activity
Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	two and a half years to five years